Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2020 $ / shares
Statement of Stockholders' Equity [Abstract]
Issuance of D-3 preferred stock, per share	$ 33
Issuance of D-3 preferred stock, per share	$ 40